Fair Value of Financial Instrument - Additional Information (Detail) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair value assets amount transfer from level 1 to level 2	$ 0	$ 0
Fair value assets amount transfer from level 2 to level 1	0	0
Fair value liabilities amount transfer from level 1 to level 2	0	0
Fair value liabilities amount transfer from level 2 to level 1	$ 0	$ 0